Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net loss	$ (33,769)	$ (11,887)	$ (15,042)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	745	469	342
Loss on sale of property and equipment			20
Inventory allowance expense	(36)	(8)	20
Amortization of deferred rent	(36)	(36)	157
Amortization of debt discounts and accrued interest	208	169	121
Amortization of notes payable offering costs		21	8
Interest expense accrued to convertible notes	20	231	43
Interest income added to note receivable from stockholder	3		(4)
Fair value of warrant accounted for as a reduction of revenue			58
Adjustment to record convertible note at fair value		799	174
Stock-based compensation expense	1,143	391	333
Loss (gain) on fair value of warrant liability	16,485	(186)	(17)
Changes in operating assets and liabilities:
Accounts receivable	(1,000)	239	(397)
Inventories	354	(102)	(829)
Prepaid expense and other assets	(36)	(87)	(5)
Deferred costs of revenue	(1,995)	(442)	(1,130)
Accounts payable	(716)	(231)	809
Accrued liabilities	944	433	74
Customer advances and deferred revenues	2,679	1,164	2,602
Net cash used in operating activities	(15,007)	(9,063)	(12,663)
Investing activities:
Security deposits			10
Note receivable from stockholder			(45)
Acquisition of property and equipment, net	(1,487)	(379)	(830)
Net cash used in investing activities	(1,487)	(379)	(865)
Financing activities:
Proceeds from issuance of 2012 Series B Convertible Bridge Notes		2,000	3,311
Proceeds from issuance of 2013 Series B Convertible Bridge Notes, net of issuance costs		4,929
Proceeds from issuance of notes payable and warrants, net of issuance costs			3,500
Principal payments on notes payable	(2,596)	(1,829)	(610)
Payment for private placement offering		(948)
Proceeds from issuance of convertible preferred stock and warrants, net of issuance costs		4,152	8,476
Proceeds from exercise of stock options	102	205	31
Proceeds from exercise of warrants, net of issuance costs	21,412
Proceeds from issuance of common stock, net of issuance costs	21,961
Net cash provided by financing activities	40,879	8,509	14,708
Net increase (decrease) in cash	24,385	(933)	1,180
Cash at beginning of period	805	1,738	558
Cash - end of period	25,190	805	1,738
Supplementary cash flows disclosure:
Cash paid for taxes	38	25
Cash paid for interest	138	633	387
Supplemental disclosure of non-cash activities:
Preferred stock and common stock warrants issued to lender		5	355
Conversion of convertible notes into Series B convertible preferred stock		6,490
Common stock warrants issued in connection with Series B convertible preferred stock offering		169
Acquisition of property and equipment with note payable			200
Acquisition of property and equipment with capital lease			23
Transfer of property and equipment from inventory			467
Conversion of bridge loan to common stock	5,082
Conversion of convertible preferred stock to common stock	27,324
Conversion of preferred stock warrants to common stock warrants	282
Transfer of warrant liability to equity	27,099
Vesting of early exercised stock options		$ 5	$ 13